Document and Entity Information	Sep. 10, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Sep. 10, 2026
Entity Registrant Name	LITTELFUSE INC /DE
Entity Central Index Key	0000889331
Amendment Flag	false
Entity Incorporation, State or Country Code	DE
Entity File Number	0-20388
Entity Tax Identification Number	36-3795742
Entity Address, Address Line One	6133 N. River Road
Entity Address, Address Line Two	Suite 500
Entity Address, City or Town	Rosemont
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60018
City Area Code	773
Local Phone Number	628-1000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	LFUS
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false